Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share (in thousands, except share and per share amounts).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019

Numerator
Net loss	$(25,548)	$(6,549)	$(45,444)	$(18,529)

Denominator
Weighted average shares outstanding used in computing net loss per share, basic and diluted	30,314,904	1,946,439	18,022,068	1,876,687

Net loss per share, basic and diluted	$(0.84)	$(3.36)	$(2.52)	$(9.87)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts).

	Year ended December 31,
	2018	2019

Numerator
Net loss attributable to common stockholders	$(21,363)	$(26,883)

Denominator
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	1,734,115	1,899,348

Net loss per share, basic and diluted	$(12.32)	$(14.15)

Summary of Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	As of September 30,
	2020	2019
Options to purchase common stock	3,959,693	2,251,594
Convertible preferred stock	—	19,278,606

Total	3,959,693	21,530,200

Pro Forma
Summary of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted unaudited pro forma net loss per share (in thousands, except share and per share amounts):

Year ended December 31,
2019

Numerator
Net loss	$(26,883)

Denominator
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	1,899,348
Adjust: Assumed weighted-average effect of conversion of convertible preferred stock	17,241,861

Weighted-average shares outstanding used in computing pro forma net loss per share, basic and diluted	19,141,209

Pro forma net loss per share, basic and diluted	$(1.40)